Assumptions to Determine Benefit Obligation and Net Periodic Benefit Cost (Detail)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation discount rate		4.15%	4.50%
Benefit Obligation rate of increases in compensation level		2.65%	2.65%
Net periodic benefit cost discount rate		4.50%	4.00%	5.00%
Net periodic benefit cost rate of increases in compensation level		2.65%	3.50%	3.50%
Expected long-term rate of return on assets		7.08%	7.08%	7.08%
Non-U.S. Pension Plans | Minimum
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation discount rate	[1]	0.50%	0.50%
Benefit Obligation rate of increases in compensation level	[1]	2.00%	2.25%
Net periodic benefit cost discount rate	[1]	0.50%	0.50%	1.00%
Net periodic benefit cost rate of increases in compensation level	[1]	2.25%	2.25%	2.25%
Expected long-term rate of return on assets	[1]	3.30%	2.60%	2.60%
Non-U.S. Pension Plans | Maximum
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation discount rate	[1]	3.90%	4.10%
Benefit Obligation rate of increases in compensation level	[1]	5.00%	5.00%
Net periodic benefit cost discount rate	[1]	4.10%	4.00%	5.00%
Net periodic benefit cost rate of increases in compensation level	[1]	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	[1]	6.15%	6.15%	6.15%

[1]	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.